Financial risk management	12 Months Ended
Dec. 31, 2020
Financial risk management
Financial risk management

12    Financial risk management

Financial risk factors

The Company’s activities expose it to a variety of financial risks: a) market risk (including currency risk, interest rate risk and commodities risk); b) credit risk; and c) liquidity risk.

A significant portion of the products sold by the Company are commodities, with prices pegged to international indices and denominated in USD. Part of the costs of production, however, is denominated in BRL and PEN,  and therefore, there is a mismatch of currencies between revenues and costs. Additionally, the Company has debts linked to different indices and currencies, which may impact its cash flows.

In order to mitigate the potential adverse effects of each financial risk factor, the Company follows a Financial Risk Management Policy that establishes governance and guidelines for the financial risk management process, as well as metrics for measurement and monitoring. This policy establishes guidelines and rules for: (i) Commodities Exposure Management, (ii) Foreign Exchange Exposure Management, (iii) Interest Rate Exposure Management, (iv) Issuers and Counterparties Risk Management, and (v) Liquidity and Financial Indebtedness Management. All strategies and proposals must comply with the Financial Risk Management Policy guidelines and rules, be presented to and discussed with the Finance Committee of the board of directors, and, when applicable, submitted for the approval of the Board of Directors, under the governance structure described in the Financial Risk Management Policy.

(a)   Market risk

The purpose of the market risk management process and all related actions are intended to protect the Company’s cash flows against adverse events, such as changes in foreign exchange rates, commodity prices and interest rates, to maintain the ability to pay financial obligations, and to comply with liquidity and indebtedness levels defined by management. The related sensitivity analysis is included in note 18.

(i)         Foreign exchange risk

Foreign exchange risk is managed through the Company’s Financial Risk Management Policy, which states that the objectives of derivative transactions are to reduce cash flow volatility, hedge against foreign exchange exposure and minimize currency mismatches.

Presented below are the financial assets and liabilities in foreign currencies at December 31, 2020. These mainly result from the foreign operations of NEXA BR for which the functional currency is the BRL. The increased economic uncertainty and risks due to the COVID-19 global outbreak introduced significant volatility in foreign exchange rates in relation to the USD that impacted NEXA since the Company has foreign operations mainly related to NEXA BR.

Intercompany loans balances are fully eliminated in the consolidated financial statements. However, the related foreign exchange gain or loss is not, and is presented as foreign exchange effects.

USD amounts of foreign currency balances	2020	2019
Assets
Cash, cash equivalents and financial investments	257,706	109,511
Derivative financial instruments	22,376	15,596
Trade accounts receivables	42,612	27,883
	322,694	152,990

Liabilities
Loans and financings	454,372	119,095
Derivative financial instruments	21,484	16,134
Trade payables	165,019	194,646
Lease liabilities	20,792	22,020
Use of public assets	20,787	23,279
	682,454	375,174
Net exposure	(359,760)	(222,184)

Because of the COVID-19, foreign exchange rates have become more volatile and therefore the Company has been affected by higher variations in its foreign exchange results.

(ii)        Interest rate risk

The Company's interest rate risk arises mainly from long-term loans. Loans at variable rates expose the Company to cash flow interest rate risk. Loans at fixed rates expose the Company to fair value risk associated with interest rates. For further information related to interest rates, refer to note 26.

The Company’s Financial Risk Management Policy establishes guidelines and rules to hedge against changes in interest rates that impact the cash flows of the Company.  Exposure to each interest rate is projected until the maturity of the assets and liabilities exposed to this index. Occasionally the Company enters into floating to fixed interest rate swaps to manage its cash flow interest rate risk. In the case of swaps contracted together with loans and financings, the Company accounts for the term loan under the fair value option to eliminate the accounting mismatch that would arise if amortized cost were used (for more information please refer to note 26 (c)).

As of December 31, 2020, there have been no significant impacts on the Company’s exposure to interest rate risk as a result of the COVID-19 global outbreak.

(iii)       Commodity price risk

This risk is related to the volatility in the prices of the Company's commodities. Prices fluctuate depending on demand, production capacity, producers' inventory levels, the commercial strategies adopted by large producers, and the availability of substitutes for these products in the global market.

The Company’s Financial Risk Management Policy establishes guidelines to mitigate the risk of fluctuations in commodity prices that could impact the cash flows of the Company. The exposure to the price of each commodity considers the monthly projections of production, purchases of inputs and the maturity flows of hedges associated with them.

Commodity prices hedge transactions are classified into the following hedging strategies:

Hedges for sales of zinc at a fixed price (Customer Hedge)

The objective is to convert fixed prices sales to floating prices, observed on the London Metal Exchange (LME). The purpose of the strategy is to maintain the revenues of a business unit linked to the LME prices. These transactions usually relate to purchases of zinc for future settlement on the over-the-counter market.

Hedges for mismatches of quotational periods (Book Hedges)

The objective is to hedge quotational periods mismatches arising between the purchases of metal concentrate or processed metal and the sale of the processed metal. These transactions usually relate to purchases and sales of zinc and silver for future trading on the over-the-counter market.

Hedges for the operating margin of metals (Strategic Hedges)

The objective is to reduce the volatility of the cash flow from LME prices for zinc, copper and silver and ensure a more predicable operating margin. This strategy is carried out through the sale of zinc forward contracts. For NEXA BR, the transaction also involves the sale of USD forward contracts in order to hedge the operating margin in BRL.

The increased economic uncertainty and risks that arose from COVID-19 explained the significant decrease in the commodity prices in the first semester of the year. However, with the resumption of the economy since the second semester, the commodities prices are gradually increasing and have impacted the Company's hedge operations results as of December 31, 2020.

(b)   Credit risk

Trade receivables, derivative financial instruments, term deposits, bank deposit certificates ("CDBs") and government securities create exposure to credit risk with respect to the counterparties and issuers. The Company has a policy of making deposits in financial institutions that have, at least, a rating from two of the following international rating agencies: Fitch, Moody’s or Standard & Poor’s. The minimum rating required for counterparties is A+/A1 (local rating scale) or BBB-/Baa3 (global rating scale). Financial institutions in Peru, where only global rating assessments are available, will be eligible provided they have a rating of "BBB-" at least by one rating agency.

The pre-settlement risk methodology is used to assess counterparty risks in derivative transactions. This methodology consists of determining the risk associated with the likelihood (via Monte Carlo simulations) of a counterparty defaulting on the financial commitments defined by contract.

The global ratings were obtained from the rating agencies Fitch, Moody’s or Standard & Poor’s ratings and are related to commitments in foreign or local currency and, in both cases, they assess the capacity to honor these commitments, using a scale applicable on a global basis. Therefore, both ratings in foreign currency and in local currency are internationally comparable ratings.

The ratings used by the Company are always the most conservative ratings of the referred agencies.

In the case of credit risk arising from customer credit exposure, the Company assesses the credit quality of the customer, considering mainly the history of the relationship and financial indicators defining individual credit limits, which are continuously monitored.

The Company performs initial analyses of customer credit and, when deemed necessary, guarantees or letters of credit are obtained to mitigate the credit risk. Additionally, most sales to the United States of America, Europe and Asia are collateralized by letters of credit and credit insurance.

The carrying amount of the Company's financial instruments best represents the maximum exposure to their credit risk.

The following table reflects the credit quality of issuers and counterparties for transactions involving cash and cash equivalents, financial investments and derivative financial instruments. The variations presented are mainly related to the Company's transactions in the year and not to changes in the counterparties’ ratings.

	2020			2019
	Local rating	Global rating	Total	Local rating	Global rating	Total
Cash and cash equivalents
AAA	131,486	—	131,486	11,243	—	11,243
AA+	3	—	3	5,997	—	5,997
AA	30,177	—	30,177	18	99,853	99,871
AA-	8,754	23,005	31,759	1	10,869	10,870
A+	—	249,198	249,198	—	156,032	156,032
A	—	263,375	263,375	—	230,084	230,084
A-	—	184,087	184,087	—	38,824	38,824
BBB+	—	111,525	111,525	—	67,467	67,467
BBB	—	38,848	38,848	—	23,552	23,552
BBB-	—	30,707	30,707	—	31,416	31,416
BB-	—	1,956	1,956	—	—	—
No rating (i)	3	13,039	13,042	3	23,259	23,262
	170,423	915,740	1,086,163	17,262	681,356	698,618

Financial investments
AAA	32,412	—	32,412	44,985	—	44,985
AA+	2,257	—	2,257	8,170	—	8,170
AA	46	—	46	352	—	352
AA-	329	—	329	656	—	656
No rating (i)	—	—	—	4,612	—	4,612
	35,044	—	35,044	58,775	—	58,775

Derivative financial instruments
AAA	2,068	—	2,068	16,025	—	16,025
AA	—	—	—	—	1,029	1,029
A+	—	1,977	1,977	—	422	422
A-	—	27,935	27,935	—	2,048	2,048
	2,068	29,912	31,980	16,025	3,499	19,524
(i)

Refers to subsidiaries of international financial institutions that do not have a global rating available in the international rating agencies. According to the Company's policy, for these financial institutions, the rating of the financial institution controlling entities is assumed, which must be at least BBB-.

(c)   Liquidity risk

This risk is managed through the Company's Financial Risk Management Policy, which aims to ensure the availability of funds to meet the Company’s financial obligations. The main liquidity measurement and monitoring instrument is the cash flow projection, using a minimum projection period of 12 months from the benchmark date.

The table below shows the Company's financial obligations to be settled by the Company based on their maturity (the remaining period from the balance sheet up to the contractual maturity date). The amounts below represent the estimated undiscounted future cash flow, which include interest to be incurred and, accordingly, do not reconcile directly with the amounts presented in the consolidated balance sheet.

	Less than 1 year	Between 1 and 3 years	Between 3 and 5 years	Over 5 years	Total
2020
Loans and financings	214,614	484,579	459,215	1,490,253	2,648,661
Lease liabilities	15,999	9,690	—	—	25,689
Derivative financial instruments	5,390	51	21,374	59	26,874
Trade payables	370,122	—	—	—	370,122
Confirming payables	145,295	—	—	—	145,295
Salaries and payroll charges	56,107	—	—	—	56,107
Dividends payable	4,557	—	—	—	4,557
Related parties	—	561	—	—	561
Asset retirement and environmental obligations	33,714	53,501	70,444	220,241	377,900
Use of public assets	1,270	2,943	5,131	20,200	29,544
	847,068	551,325	556,164	1,730,753	3,685,310

2019
Loans and financings	91,511	342,095	610,750	842,222	1,886,578
Lease liabilities	17,903	16,361	120	—	34,384
Derivative financial instruments	8,272	6,918	6,577	51	21,818
Trade payables	414,080	—	—	—	414,080
Confirming payables	82,770	—	—	—	82,770
Salaries and payroll charges	58,913	—	—	—	58,913
Dividends payable	6,662	—	—	—	6,662
Related parties	—	834	—	—	834
Asset retirement and environmental obligations	19,001	68,296	76,629	273,484	437,410
Use of public assets	1,446	3,177	3,581	30,729	38,933
	700,558	437,681	697,657	1,146,486	2,982,382

In the second quarter of 2020, the Company took measures to enhance its short-term liquidity to mitigate the effects of the economic scenario due to the COVID-19 global outbreak on the Company’s cash flows. Such measures included the strengthening of its cash position by incurring new loans and obtaining new financings. As a result, the total amount of financial liabilities, related to Loans and financings, maturing between less than 1 year increased by the amount of USD 123,103 during 2020.

(d)   Capital management

The Company’s objectives when managing capital are to safeguard its ability to continue as a going concern, so it can continue to provide returns for shareholders and benefits for other stakeholders; and to maintain an optimal capital structure to reduce the cost of capital.

In order to maintain or adjust the capital structure, the Company may adjust the level of dividends paid to shareholders, return capital to shareholders, issue new shares or sell assets or metals produced to reduce debt. The Company monitors capital mainly using the leverage ratio, calculated as net debt to Adjusted EBITDA.

Net debt and Adjusted EBITDA measures should not be considered in isolation or as a substitute for net income or operating income, as indicators of operating performance, or as alternatives to cash flow as measures of liquidity. Additionally, management’s calculation of Adjusted EBITDA may be different from the calculation used by other companies, including competitors in the mining and smelting industry, so these measures may not be comparable to those of other companies.

	Note	2020	2019	2018
Loans and financings	26	2,024,314	1,508,557	1,424,867
Derivative financial instruments	17	(5,106)	2,294	3,017
Lease liabilities	25	25,689	34,384	—
Cash and cash equivalents	15	(1,086,163)	(698,618)	(1,032,938)
Financial investments	16	(35,044)	(58,775)	(92,233)
Net debt (i)		923,690	787,842	302,713

Net (loss) income for the year		(652,506)	(157,516)	93,142
Plus (less):
Depreciation and amortization	23, 24 and 25	243,925	317,892	267,189
Net financial results	10	278,175	104,854	202,654
Income tax expense (benefit)	11 (a)	(24,152)	(58,364)	38,757
EBITDA (ii)		(154,558)	206,866	601,742

Impairment of non-current assets (iii)		557,497	142,133	3,283
Gains on sales of investments and other miscellaneous adjustments (iii)		—	—	(233)
Adjusted EBITDA (ii)		402,939	348,999	604,792
Leverage ratio (Net debt/Adjusted EBITDA)		2.29	2.26	0.50
(i)

Net debt is defined as (a) loans and financings, plus lease liabilities, plus or minus (b) the fair value of derivative financial instruments less (c) cash and cash equivalents, less (d) financial investments.

(ii)	Adjusted EBITDA for capital management calculation uses the same assumptions described in note 2 for Adjusted EBITDA by segment.
(iii)	For the years ended December 31, 2019 and 2018, this line was described as "Exceptional items".